                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21651

                              THE DRAKE FUNDS TRUST
               (exact name of registrant as specified in charter)

   660 MADISON AVENUE, 16TH FLOOR, NEW YORK, NEW YORK              10021
        (address of principal executive office)                  (zip code)

   STEVEN J. LUTTRELL, 660 MADISON AVENUE, 16TH FLOOR,NEW YORK, NEW YORK 10021
                     (name and address of agent for service)

Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

DRAKE TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005

                                                              PRINCIPAL
                                                               AMOUNT           VALUE (a)
ASSET BACKED SECURITIES - 75.56%
AUTOMOBILES - 15.95%
AmeriCredit Automobile Receivables Trust,
Series 2002-D, Class A3,
2.72%, 4/12/2007                                              $ 70,441         $   70,419
Bay View Auto Trust,
Series 2002-LJ1, Class A3,
2.92%, 12/25/2007                                              381,102            379,962
CarMax Auto Owner Trust,
Series 2004-1, Class D,
3.52%, 11/15/2010                                              292,384            290,815
Household Automotive Trust:
Series 2001-1, Class A4,
5.57%, 11/19/2007                                              266,959            269,769
Series 2001-3, Class A4,
4.37%, 12/17/2008                                              251,119            252,186
Hyundai Auto Receivables Trust,
Series 2003-A, Class A2,
1.56%, 9/15/2006                                               162,751            162,319
M&I Auto Loan Trust,
Series 2002-1, Class A3,
2.49%, 10/22/2007                                              120,947            120,872
Triad Auto Receivables Owner Trust,
Series 2004-A, Class A2,
1.40%, 9/12/2007                                               361,503            359,357
Union Acceptance Corp.:
Series 2000-D, Class B,
8.25%, 7/8/2008                                                600,000            605,906
Series 2002-A, Class A4,
4.59%, 7/8/2008                                                 93,405             94,135
WFS Financial Owner Trust,
Series 2002-2, Class A4,
4.50%, 2/20/2010                                               655,000            662,164
                                                                               ----------
                                                                                3,267,904
                                                                               ----------
CREDIT CARDS - 23.84%
Bank One Issuance Trust:
Series 2003-C1, Class C1,
4.54%, 9/15/2010                                               182,000            183,507
Series 2003-C2, Class C2,
3.62%, 12/15/2010 +                                            350,000            356,945
Chase Credit Card Master Trust:
Series 2000-1, Class C,
3.21%, 6/15/2007 +                                             115,000            115,036
Series 2003-6, Class C,
3.28%, 2/15/2011 +                                             150,000            151,547
Series 2004-1, Class C,
2.95%, 5/15/2009 +                                             500,000            499,766
Citibank Credit Card Issuance Trust,
Series 2000-C1, Class C1,
7.45%, 9/15/2007                                               645,000            660,722
Discover Card Master Trust I,
Series 2001-1, Class B,

                                       See Notes to the Schedule of Investments.

3.03%, 7/15/2010 +                                             526,000            530,438
Fleet Credit Card Master Trust II,
Series 2001-A, Class B,
2.93%, 8/15/2008 +                                             500,000            501,172
GE Capital Credit Card Master Note Trust,
Series 2004-1, Class C,
3.03%, 6/15/2010 +                                             600,000            600,656
Household Affinity Credit Card Master Note Trust I,
Series 2003-3, Class B,
2.77%, 8/15/2008 +                                             575,000            575,359
Household Private Label Credit Card Master Note Trust I,
Series 2002-3, Class B,
3.73%, 9/15/2009 +                                             150,000            151,078
MBNA Credit Card Master Note Trust:
Series 2003-C1, Class C1,
4.18%, 6/15/2012 +                                             125,000            132,932
Series 2001-C3, Class C3,
6.55%, 12/15/2008                                              140,000            145,403
Series 2002-C5, Class C5,
4.05%, 1/15/2008                                               280,000            280,656
                                                                                ---------
                                                                                4,885,217
                                                                                ---------
EQUIPMENT LEASING - 4.15%
IKON Receivables Funding LLC,
Series 2003-1, Class A3A,
2.72%, 12/17/2007 +                                            849,718            849,985
                                                                                ---------
                                                                                  849,985
                                                                                ---------
EQUIPMENT FINANCING & LEASING - 1.47%
CIT Equipment Collateral,
Series 2002-VT1, Class A4,
4.67%, 12/21/2009                                              300,000            301,313
                                                                                ---------
                                                                                  301,313
                                                                                ---------
FINANCE - 0.36%
Green Tree Financial Corp.,
Series 1994-1, Class A5,
7.65%, 4/15/2019                                                69,942             73,386
                                                                                ---------
                                                                                   73,386
                                                                                ---------
HOME EQUITY - 29.79%
Advanta Mortgage Loan Trust,
Series 1999-3, Class A7,
2.93%, 8/25/2029 +                                             462,380            463,608
Asset Backed Funding Certificates,
Series 2004-OPT3, Class A3,
2.72%, 2/25/2030 +                                             500,000            500,157
CS First Boston Mortgage Securities Corp.,
Series 2002-HE4, Class A2,
2.97%, 8/25/2032 +                                              29,684             29,838
Delta Funding Home Equity Loan Trust,
Series 1997-1, Class A6,
7.21%, 4/25/2029                                               323,339            323,895
FNMA PAC,
Series 1994-51, Class PJ,
6.50%, 9/25/2023                                               918,313            930,322

                                       See Notes to the Schedule of Investments.

FHLMC Structured Pass Through Securities,
Series T-13, Class A7,
6.085%, 9/25/2029                                              528,134            541,008
Greenpoint Home Equity Loan Trust,
Series 2003-1, Class A2,
2.75%, 4/15/2029 +                                             292,563            292,838
IMC Home Equity Loan Trust,
Series 1995-3, Class A5,
7.50%, 4/25/2026                                               456,219            468,661
Morgan Stanley Dean Witter Capital I:
Series 2002-OP1, Class A2,
2.83%, 9/25/2032 +                                             170,175            170,228
Series 2003-NC2, Class A2,
2.89%, 2/25/2033 +                                             208,604            208,898
Provident Bank Home Equity Loan Trust:
Series 2000-1, Class A2,
2.79%, 3/25/2030 +                                             494,760            495,320
Series 1997-1, Class A2,
2.73%, 4/25/2028 +                                             539,806            538,589
Series 1999-2, Class A3,
2.79%, 7/25/2030 +                                             613,338            614,009
Saxon Asset Securities Trust,
Series 2002-2, Class AV,
2.79%, 8/25/2032 +                                             157,811            157,269
Structured Asset Investment Loan Trust,
Series 2004-1, Class A2,
2.73%, 2/25/2034 +                                             370,205            370,263
                                                                               ----------
                                                                                6,104,903
                                                                               ----------

Total Asset Backed Securities                                                  15,482,708
(Cost $15,512,757)                                                             ----------

CORPORATE BONDS & NOTES - 20.48%
AUTOMOTIVE - 1.30%
Navistar International Corp.,
9.375%, 6/1/2006                                               250,000            266,563
                                                                               ----------
BROADCASTING/CABLE - 2.47%
COX Communications, Inc.,
6.875%, 6/15/2005                                              500,000            506,429
                                                                               ----------
CHEMICALS - 1.80%
Airgas, Inc.,
9.125%, 10/1/2011                                              200,000            222,500
Lyondell Chemical Co., Series B,
9.875%, 5/1/2007                                               139,000            145,950
                                                                               ----------
                                                                                  368,450
                                                                               ----------
CONSTRUCTION - 2.11%
Building Materials Corp. of America,
7.75%, 7/15/2005                                               200,000            203,500
Schuler Homes, Inc.,
10.50%, 7/15/2011                                              200,000            229,500

                                       See Notes to the Schedule of Investments.

                                                                                ---------
                                                                                  433,000
                                                                                ---------
ELECTRONICS/ELECTRONIC EQUIPMENT - 2.65%
Fisher Scientific International,
8.00%, 9/1/2013                                                250,000            280,000
Solectron Corp.,
7.97%, 11/15/2006                                              250,000            263,750
                                                                                ---------
                                                                                  543,750
                                                                                ---------
ENTERTAINMENT/LEISURE - 2.66%
MGM Mirage, Inc.
9.75%, 6/1/2007                                                250,000            278,750
Penn National Gaming, Inc., Series B,
11.125%, 3/1/2008                                              250,000            266,250
                                                                                ---------
                                                                                  545,000
                                                                                ---------
ENVIRONMENTAL SERVICES - 1.26%
Allied Waste North America,
7.625%, 1/1/2006                                               250,000            256,875
                                                                                ---------

OIL & GAS - 1.10%
The Premcor Refining Group, Inc.,
9.25%, 2/1/2010                                                200,000            225,000
                                                                                ---------

REAL ESTATE INVESTMENT TRUST - 1.33%
Host Marriott LP, Series I,
9.50%, 1/15/2007                                               250,000            271,875
                                                                                ---------

TELECOMMUNICATIONS - 1.33%
Nextel Communications, Inc.,
6.875%, 10/31/2013                                             250,000            272,812
                                                                                ---------
UTILITIES - 2.47%
Allegheny Energy, Inc.,
7.75%, 8/1/2005                                                240,000            244,500
BRL Universal Equipment,
8.875%, 2/15/2008                                              250,000            261,875
                                                                                ---------
                                                                                  506,375
                                                                                ---------

Total Corporate Bonds & Notes                                                   4,196,129
(Cost $4,188,547)                                                               ---------

MORTGAGE BACKED SECURITIES - 35.71%
FHLMC,
5.50%, TBA                                                   2,000,000          2,061,250
FNMA,
6.00%, TBA                                                   3,300,000          3,408,539
GNMA,
5.50%, TBA                                                   1,800,000          1,846,406
                                                                                ---------

Total Mortgage Backed Securities                                                7,316,195
(Cost $7,284,531)                                                               ---------

FOREIGN NOTE - 0.96%
NETHERLANDS - 0.96%

                                       See Notes to the Schedule of Investments.

MEDIA - 0.96%
Yell Finance B.V. (Netherlands),
8/1/2011 #                                                     200,000            197,000
                                                                             ------------

Total Foreign Note                                                                197,000
(Cost $196,306)                                                              ------------

SHORT TERM INVESTMENTS - 49.21%
Lehman Brothers Repurchase Agreement,
1.75% dated 12/29/04, to be repurchased
at $7,154,181 on 2/15/05,
collateralized by $7,000,000
U.S. Treasury Notes, 4.25%,
8/15/14 (value $7,204,970) (b), (c)                          7,140,000          7,140,000
State Street Euro Dollar Time Deposit,
1.60%, 2/1/05                                                2,943,000          2,943,000
                                                                             ------------

Total Short Term Investments                                                   10,083,000
(Cost $10,083,000)                                                           ------------

TOTAL INVESTMENTS - 181.92%                                                    37,275,032
(Cost $37,265,141)*

OTHER ASSETS & LIABILITIES - (81.92%)                                         (16,785,599)
                                                                             ------------
NET ASSETS - 100.00%                                                         $ 20,489,433
                                                                             ============

                                       See Notes to the Schedule of Investments.

DRAKE TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005

OPEN SWAP AGREEMENTS AS OF JANUARY 31, 2005

                                                    Notional      Unrealized
               Description                           Value       Appreciation
               -----------                        -----------    ------------
Receive fixed rate equal to 4.975% and
pay floating rate based on 3-month LIBOR.         $ 1,000,000      $ 25,403
Broker: Morgan Stanley
Exp. 9/7/2019

Receive fixed rate equal to 4.550% and
pay floating rate based on 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2014                                       1,000,000        11,533

OPEN LONG FUTURES CONTRACTS AS OF JANUARY 31, 2005

  Number                                                                Unrealized
   of                                                    Notional      Appreciation/
Contracts                   Description                    Value      (Depreciation)
---------   ------------------------------------------  -----------   --------------
    9       U.S. Treasury Note 2-Year Futures, Mar 05   $ 1,881,563      $ (2,550)
    24      U.S. Treasury Note 5-Year Futures, Mar 05     2,622,000        11,011
    11      U.S. Treasury Note 10-Year Futures, Mar 05    1,234,922        17,680
    15      U.S. Treasury Bond Futures, Mar 05            1,722,656        70,280

INVESTMENT SOLD SHORT AS OF JANUARY 31, 2005 IS AS FOLLOWS:

                           Security                                     Unrealized
Par Value                 Sold Short                     Value         Depreciation
---------     ----------------------------------      -----------      ------------
$ 7,000,000   U.S. Treasury Note, 4.25%, 8/15/14      $ 7,066,718        $ 39,383

FOOTNOTES AND ABBREVIATIONS

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over the counter, at the mean between representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security (taking into consideration the financial condition and operating results of the issuer) any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could prove material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the "Fund's") net assets are calculated, such securities may be valued at fair value. As of January 31, 2005, the Fund held no fair valued securities.

(b) The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

(c) The Fund has the right to terminate the repurchase agreement at any point prior to the maturity date, and therefore the repurchase agreement is deemed to be liquid. Additionally, throughout the term of the repurchase agreement the interest rate fluctuates. The interest rate shown reflects the rate in effect on 1/31/05.

+ Variable rate security. The interest rate shown reflects the rate in effect on 1/31/05.

#     Zero coupon bond until 08/01/2006, then 13.50% thereafter.

* At January 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $37,265,141. Net unrealized appreciation of investments was approximately $9,891, of which $56,638 is related to appreciated securities and $46,747 is related to depreciated securities.

FNMA  Federal National Mortgage Association

FHLMC Federal Home Loan Mortgage Corporation

GNMA  Government National Mortgage Association

PAC   Planned Amortization Class

TBA   To Be Announced

ITEM  2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

      (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust

By: /s/ Steven J. Luttrell
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: March 28, 2005


By: /s/ Stacey L. Feller
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: March 28, 2005


By: /s/ Stacey L. Feller
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: March 28, 2005